SCHEDULE OF OUTSTANDING INDEBTEDNESS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.96%
[custom:ShortTermDebtWeightedAverageYearsToMaturity]	[1]	8 months 4 days
Total short-term loans		¥ 697,179	¥ 1,447,746
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.77%
[custom:LongTermDebtWeightedAverageYearsToMaturity]	[1]	12 years 2 months 19 days
Total long-term loans		¥ 16,287,956	9,475,240
Less: current portion		(1,030,850)	(677,919)
Non-current portion		¥ 15,257,106	8,797,321
Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.80%
[custom:LongTermDebtWeightedAverageYearsToMaturity]	[1]	12 years 4 months 6 days
Total long-term loans		¥ 15,718,471	9,401,220
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	0.66%
[custom:LongTermDebtWeightedAverageYearsToMaturity]	[1]	8 years 2 months 23 days
Total long-term loans		¥ 569,485	74,020
Fixed Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.02%
[custom:LongTermDebtWeightedAverageYearsToMaturity]	[1]	6 years 21 days
Total long-term loans		¥ 2,654,852	1,750,605
Fixed Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	0.44%
[custom:LongTermDebtWeightedAverageYearsToMaturity]	[1]	9 years 14 days
Total long-term loans		¥ 443,456
Variable Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.75%
[custom:LongTermDebtWeightedAverageYearsToMaturity]	[1]	13 years 7 months 17 days
Total long-term loans		¥ 13,063,619	7,650,615
Variable Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.44%
[custom:LongTermDebtWeightedAverageYearsToMaturity]	[1]	5 years 4 months 24 days
Total long-term loans		¥ 126,029	74,020
Secured Debt [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.00%
[custom:ShortTermDebtWeightedAverageYearsToMaturity]	[1]	8 months 19 days
Total short-term loans		¥ 635,180	1,367,750
Secured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.12%
[custom:ShortTermDebtWeightedAverageYearsToMaturity]	[1]	8 months 8 days
Total short-term loans		¥ 311,700	709,850
Secured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.89%
[custom:ShortTermDebtWeightedAverageYearsToMaturity]	[1]	9 months 3 days
Total short-term loans		¥ 323,480	657,900
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.37%
[custom:ShortTermDebtWeightedAverageYearsToMaturity]	[1]	1 month 28 days
Total short-term loans		¥ 61,999	79,996
Unsecured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.37%
[custom:ShortTermDebtWeightedAverageYearsToMaturity]	[1]	1 month 28 days
Total short-term loans		¥ 61,999	79,996
Unsecured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	0.00%
[custom:ShortTermDebtWeightedAverageYearsToMaturity]	[1]
Total short-term loans

[1]	Pertained to information for loans outstanding as of December 31, 2022.